Financial result and exchange gains (losses)	12 Months Ended
Dec. 31, 2022
Financial result and exchange gains/(losses)
Financial result and exchange gains/(losses)

23.Financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Interest income	$24,741	$3,489	$5,119
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	2,924	144	1,340
Financial income	$27,665	$3,633	$6,459

Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	$(1,713)	$(3,482)	$(7,559)
Other financial expense	(2,193)	(1,096)	(401)
Financial expense	$(3,906)	$(4,578)	$(7,960)

Realized exchange gains/(losses)	$(3,743)	$15	$(443)
Unrealized exchange gains/(losses)	(28,989)	(50,068)	(125,791)
Exchange gains/(losses)	$(32,732)	$(50,053)	$(126,234)

The exchange losses of $32.7 million for the year ended December 31, 2022 were primarily attributable to unrealized exchange rate losses on our cash and cash equivalents and current financial assets position in EUR due to the unfavorable fluctuation of the EUR/USD exchange rate over the period.